Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contingent liabilities	R$ 374,774	R$ 413,034
Associates [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	R$ 2,947	R$ 2,581